Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Contributions by Reportable Segments

Reported contributions by operating sector were as follows:

	Six months ended 30 June 2018	Six months ended 30 June 2017[1]	Year ended 31 December 2017[1]
	£m	£m	£m

Revenue
Advertising and Media Investment Management	3,441.1	3,570.1	7,368.7
Data Investment Management	1,236.0	1,313.5	2,703.4
Public Relations & Public Affairs	581.1	597.4	1,204.0
Brand Consulting, Health & Wellness and Specialist Communications	2,234.5	2,169.4	4,528.1
	7,492.7	7,650.4	15,804.2

Revenue less pass-through costs[2]
Advertising and Media Investment Management	2,639.0	2,848.2	5,889.3
Data Investment Management	946.0	996.7	2,052.1
Public Relations & Public Affairs	550.6	567.9	1,140.6
Brand Consulting, Health & Wellness and Specialist Communications	2,013.3	1,963.3	4,087.6

Headline PBIT[3]
Advertising and Media Investment Management	380.3	431.8	1,109.0
Data Investment Management	112.3	129.2	350.3
Public Relations & Public Affairs	85.2	79.7	183.2
Brand Consulting, Health & Wellness and Specialist Communications	242.9	241.3	624.6
	820.7	882.0	2,267.1

Headline PBIT margin[4]
Advertising and Media Investment Management	14.4%	15.2%	18.8%
Data Investment Management	11.9%	13.0%	17.1%
Public Relations & Public Affairs	15.5%	14.0%	16.1%
Brand Consulting, Health & Wellness and Specialist Communications	12.1%	12.3%	15.3%

Notes

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.
[2]

Revenue less pass-through costs is revenue less media, data collection and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media and data collection costs. See note 5 for more details of the pass-through costs.

[3]	A reconciliation from profit before interest and taxation (PBIT) to headline PBIT is provided in note 21.
[4]	Headline PBIT margin is calculated as headline PBIT (defined above) as a percentage of revenue less pass-through costs. Previously referred to as revenue less pass-through costs margin.

Contributions by Geographical Area

Reported contributions by geographical area were as follows:

	Six months ended 30 June 2018	Six months ended 30 June 2017[1]	Year ended 31 December 2017[1]
	£m	£m	£m

Revenue
North America[2]	2,598.1	2,818.5	5,659.2
United Kingdom	1,091.5	1,047.5	2,133.4
Western Continental Europe	1,609.9	1,525.5	3,230.6
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	2,193.2	2,258.9	4,781.0
	7,492.7	7,650.4	15,804.2

Revenue less pass-through costs[3]
North America[2]	2,155.2	2,407.2	4,793.9
United Kingdom	832.9	814.7	1,688.0
Western Continental Europe	1,319.2	1,236.5	2,630.6
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	1,841.6	1,917.7	4,057.1

Headline PBIT[4]
North America[2]	348.1	400.9	937.4
United Kingdom	109.7	112.4	280.0
Western Continental Europe	136.3	153.1	376.0
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	226.6	215.6	673.7
	820.7	882.0	2,267.1

Headline PBIT margin[5]	%	%	%
North America	16.2	16.7	19.6
United Kingdom	13.2	13.8	16.6
Western Continental Europe	10.3	12.4	14.3
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	12.3	11.2	16.6

Notes

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.
[2]

North America includes the US with revenue of £2,454.1 million (period ended 30 June 2017: £2,660.8 million; year ended 31 December 2017: £5,336.3 million), revenue less pass-through costs of £2,038.6 million (period ended 30 June 2017: £2,279.3 million; year ended 31 December 2017: £4,535.3 million) and headline PBIT of £328.9 million (period ended 30 June 2017: £382.2 million; year ended 31 December 2017: £937.4 million).

[3]

Revenue less pass-through costs is revenue less media, data collection and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media and data collection costs. See note 5 for more details of the pass-through costs.

[4]	A reconciliation from profit before interest and taxation (PBIT) to headline PBIT is provided in note 21.
[5]	Headline PBIT margin is calculated as headline PBIT (defined above) as a percentage of revenue less pass-through costs. Previously referred to as revenue less pass-through costs margin.